Deferred Policy Acquisition and Sales Inducement Costs (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Deferred Policy Acquisition Costs

Deferred policy acquisition costs for the years ended December 31 are as follows:

($ in thousands)	2014	2013	2012
Balance, beginning of year	$129,836	$130,201	$132,614
Acquisition costs deferred	17,240	19,553	19,423
Amortization charged to income	(13,213)	(29,783)	(13,145)
Effect of unrealized gains and losses	1,419	9,865	(8,691)

Balance, end of year	$135,282	$129,836	$130,201

Schedule of Deferred Sales Inducement Activity

DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

($ in thousands)	2014	2013	2012
Balance, beginning of year	$1,737	$1,717	$2,019
Sales inducements deferred	242	381	409
Amortization charged to income	112	(604)	(465)
Effect of unrealized gains and losses	(32)	243	(246)

Balance, end of year	$2,059	$1,737	$1,717